BLACKROCK ETF TRUST
iShares U.S. Carbon Transition Readiness Aware Active ETF
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 23, 2026 to the Summary Prospectuses and Prospectus of the Funds, each dated November 21, 2025, as supplemented to date
On February 19, 2026, the Board of Trustees of BlackRock ETF Trust approved certain changes to each Fund’s investment strategy and investment process. These changes are expected to become effective on or about April 24, 2026.
Accordingly, effective on or about April 24, 2026, the following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:
iShares U.S. Carbon Transition Readiness Aware Active ETF
The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to outperform the price and yield performance of the Russell 1000® Index (the “Underlying Index”) before including Fund expenses by emphasizing Low Carbon Economy Transition Readiness (“LCETR”) score criteria based on proprietary BlackRock Fund Advisors (“BFA”) research. The Fund seeks to maintain an LCETR score, or uplift target, that is at least 10% better than that of its Underlying Index. This assessment versus the Underlying Index is determined at the time of investment and the Fund may deviate from its uplift target due to, among other factors, market movements or changes in data.
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers listed in the United States of America. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund’s 80% investment policy may be changed by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund selects portfolio securities that are components of the Underlying Index. The Underlying Index measures the performance of the large- and mid‑capitalization sectors of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The components of the Underlying Index are likely to change over time. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund utilizes BFA’s proprietary LCETR strategy to overweight, relative to the Underlying Index, issuers that BFA believes are best positioned to benefit from the transition to a low‑carbon economy, and to underweight issuers that it believes are poorly positioned to so benefit. BFA assigns a transition readiness (or LCETR) score to each issuer by aggregating research-driven insights across different sustainability themes, which may include, but are not limited to, energy production, clean technology, energy management, waste management and water management. Although a majority of the LCETR score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non‑sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BFA based on their assessed relative importance and prevailing market conditions. BFA uses the final score for each issuer to determine whether the Fund should overweight or underweight such issuer based on the issuer’s score in comparison to other issuers in the peer industry. BFA’s methodology seeks to emphasize the Fund’s exposure to issuers with the highest LCETR scores while controlling for risk. The Fund may invest in issuers in all industries represented in the Fund’s Underlying Index, including those issuers that could be considered outside of LCETR investing.
The Fund may invest in large- and mid‑capitalization companies.

Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, depositary receipts, exchange-traded funds (“ETFs”) and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may also purchase convertible securities.
The Fund may invest in certain futures, options and swap contracts.
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. Russell determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The section of the Prospectus entitled “More Information About the Funds—Additional Information on Principal Investment Strategies—U.S. CTR—Investment Objective” is deleted in its entirety and replaced with the following:
The Fund seeks long-term capital appreciation by investing in large- and mid‑capitalization U.S. equity securities that may be better positioned to benefit from the transition to a low‑carbon economy. The Fund’s investment objective is a non‑fundamental policy and may be changed without shareholder approval.
The Fund seeks to outperform the price and yield performance of the Russell 1000® Index (the “Underlying Index”) before including Fund expenses by emphasizing Low Carbon Economy Transition Readiness (“LCETR”) score criteria based on proprietary BlackRock Fund Advisors (“BFA”) research. The Fund seeks to maintain an LCETR score, or uplift target, that is at least 10% better than that of its Underlying Index. This assessment versus the Underlying Index is determined at the time of investment and the Fund may deviate from its uplift target due to, among other factors, market movements or changes in data.
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers listed in the United States of America. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund’s 80% investment policy may be changed by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund selects portfolio securities that are components of the Underlying Index. The Underlying Index measures the performance of the large- and mid‑capitalization sectors of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The components of the Underlying Index are likely to change over time. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund utilizes BFA’s proprietary LCETR strategy to overweight, relative to the Underlying Index, issuers that BFA believes are best positioned to benefit from the transition to a low‑carbon economy, and to underweight issuers that it believes are poorly positioned to so benefit. BFA assigns a transition readiness (or LCETR) score to each issuer by aggregating research-driven insights across different sustainability themes, which may include, but are not limited to, energy production, clean technology, energy management, waste management and water management. Although a majority of the LCETR score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non‑sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BFA based on their assessed relative importance and prevailing market conditions. BFA uses the final score for each issuer to determine whether the Fund should overweight or underweight such issuer based on the issuer’s score in comparison to other issuers in the peer industry. BFA’s methodology seeks to emphasize the Fund’s exposure to issuers with the highest LCETR scores while controlling for risk. The Fund may invest in issuers in all industries represented in the Fund’s Underlying Index, including those issuers that could be considered outside of LCETR investing.
The Fund may invest in large- and mid‑capitalization companies.

Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, depositary receipts, exchange-traded funds (“ETFs”) and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may also purchase convertible securities.
The Fund may invest in certain futures, options and swap contracts.
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. Russell determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks to outperform the price and yield performance of the MSCI World ex USA Index (the “Underlying Index”) before including Fund expenses by emphasizing Low Carbon Economy Transition Readiness (“LCETR”) score criteria based on proprietary BlackRock Fund Advisors (“BFA”) research. The Fund seeks to maintain an LCETR score that is at least 10% better than that of its Underlying Index. This assessment versus the Underlying Index is determined at the time of investment and the Fund may deviate from its uplift target due to, among other factors, market movements or changes in data. The Fund seeks to achieve its objective while matching the risk profile of its Underlying Index.
The Fund selects portfolio securities that are components of the Underlying Index. The Underlying Index measures the performance of large- and mid‑capitalization stocks across global developed market countries, excluding the United States. The components of the Underlying Index are likely to change over time. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund utilizes BFA’s proprietary LCETR strategy to overweight, relative to the Underlying Index, issuers that BFA believes are best positioned to benefit from the transition to a low‑carbon economy, and to underweight issuers that it believes are poorly positioned to so benefit. BFA assigns a transition readiness (or LCETR) score to each issuer by aggregating research-driven insights across different sustainability themes, which may include, but are not limited to, energy production, clean technology, energy management, waste management and water management. Although a majority of the LCETR score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non‑sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BFA based on their assessed relative importance and prevailing market conditions. BFA uses the final score for each issuer to determine whether the Fund should overweight or underweight such issuer based on the issuer’s score in comparison to other issuers in the peer industry. BFA’s methodology seeks to emphasize the Fund’s exposure to issuers with the highest LCETR scores while controlling for risk. The Fund may invest in issuers in all industries represented in the Fund’s Underlying Index, including those issuers that could be considered outside of LCETR investing.
The Fund may invest in large- and mid‑capitalization companies located outside the United States, including companies located in emerging markets.
Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, depositary receipts, ETFs and equity interests in REITs and MLPs. The Fund may also purchase convertible securities.
The Fund may invest in certain futures, options and swap contracts.
The Underlying Index is sponsored by MSCI Inc., which is independent of the Fund and BFA. MSCI Inc. determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The section of the Prospectus entitled “More Information About the Funds—Additional Information on Principal Investment Strategies—World ex U.S. CTR—Investment Objective” is deleted in its entirety and replaced with the following:
The Fund seeks long-term capital appreciation by investing in large- and mid‑capitalization World ex U.S. equity securities that may be better positioned to benefit from the transition to a low‑carbon economy. The Fund’s investment objective is a non‑fundamental policy and may be changed without shareholder approval.
The Fund seeks to outperform the price and yield performance of the MSCI World ex USA Index (the “Underlying Index”) before including Fund expenses by emphasizing Low Carbon Economy Transition Readiness (“LCETR”) score criteria based on proprietary BlackRock Fund Advisors (“BFA”) research. The Fund seeks to maintain an LCETR score that is at least 10% better than that of its Underlying Index. This assessment versus the Underlying Index is determined at the time of investment and the Fund may deviate from its uplift target due to, among other factors, market movements or changes in data. The Fund seeks to achieve its objective while matching the risk profile of its Underlying Index.
The Fund selects portfolio securities that are components of the Underlying Index. The Underlying Index measures the performance of large- and mid‑capitalization stocks across global developed market countries, excluding the United States. The components of the Underlying Index are likely to change over time. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund utilizes BFA’s proprietary LCETR strategy to overweight, relative to the Underlying Index, issuers that BFA believes are best positioned to benefit from the transition to a low‑carbon economy, and to underweight issuers that it believes are poorly positioned to so benefit. BFA assigns a transition readiness (or LCETR) score to each issuer by aggregating research-driven insights across different sustainability themes, which may include, but are not limited to, energy production, clean technology, energy management, waste management and water management. Although a majority of the LCETR score will be comprised of environmental considerations, the score will also incorporate social and governance considerations, as well as certain non‑sustainability signals, including financial signals. The weighting of these inputs is determined and dynamically adjusted by BFA based on their assessed relative importance and prevailing market conditions. BFA uses the final score for each issuer to determine whether the Fund should overweight or underweight such issuer based on the issuer’s score in comparison to other issuers in the peer industry. BFA’s methodology seeks to emphasize the Fund’s exposure to issuers with the highest LCETR scores while controlling for risk. The Fund may invest in issuers in all industries represented in the Fund’s Underlying Index, including those issuers that could be considered outside of LCETR investing.
The Fund may invest in large- and mid‑capitalization companies located outside the United States, including companies located in emerging markets.
Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, depositary receipts, ETFs and equity interests in REITs and MLPs. The Fund may also purchase convertible securities.
The Fund may invest in certain futures, options and swap contracts.
The Underlying Index is sponsored by MSCI Inc., which is independent of the Fund and BFA. MSCI Inc. determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Both Funds
The section of the Prospectus entitled “More Information About the Funds—Investment Process” is deleted in its entirety and replaced with the following:
BFA considers a variety of factors when choosing investments for the Funds. As part of its transition readiness strategy, BFA assigns a transition readiness or LCETR score to each issuer. The majority of such LCETR score aggregates research-driven insights across different sustainability themes, which may include, but are not limited to, energy production, clean technology, energy management, waste management and water management. The score will also incorporate social and governance considerations. The types of analyses conducted for certain such themes are summarized below; however, these examples may not always be included and are not intended to be exhaustive.

•	Energy Production – Analyzes whether an issuer is in the business of extraction, refinery, generation and ownership of carbon emitting energy.

•	Clean Technology – Analyzes whether an issuer is in the business of renewable energy, energy efficiency, green building and low carbon transport.

•	Energy Management – Analyzes an issuer’s energy use, mix, efficiency and indirect emissions through electricity consumption.

•	Water Management – Analyzes an issuer’s water consumption, withdrawal, efficiency, physical stress and recycling practices.

•	Waste Management – Analyzes an issuer’s waste generation, recycling, and toxic emissions management.

•	Social – Analyzes an issuer’s corporate culture and workforce diversity.

•	Governance – Analyzes an issuer’s cybersecurity practices and alignment between management and shareholders.
The transition readiness score also incorporates additional signals unrelated to the above themes, including financial signals. BFA then weights the scores according to what BFA believes are their relative importance. Weights among the sustainability themes are chosen by BFA, reflecting the relative research-driven conviction in each sustainability theme. BFA evaluates and dynamically adjusts the weights on a periodic basis.
BFA seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to environmental, social and governance (“ESG”) characteristics in the portfolio construction process.
To determine each Fund’s investable universe, BFA first seeks to screen out certain companies based on certain ESG criteria determined by BFA. Such screening criteria includes certain companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels beyond specified thresholds, as determined by BFA. The Fund relies on one or more third-party data providers to identify issuers for purposes of the above screening criteria. Third-party data providers may base the above screening criteria on an estimate when information for a covered business activity is not disclosed by the issuer or publicly available.
Each Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, unavailable or estimated. Where the Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BFA’s discretion. In addition, each Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG criteria used by BlackRock.
Each Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
Each Fund’s investment objective and Underlying Index may be changed without shareholder approval.
Shareholders should retain this Supplement for future reference.
PR2SAI-CARB-0226SUP